Supplemental information to the Consolidated Statement of Cash Flows	12 Months Ended
Dec. 31, 2011
Supplemental information to the Consolidated Statement of Cash Flows

Note 28—Supplemental information to the Consolidated Statement of Cash Flows

Noncash investing and financing transactions that, appropriately, are not reflected in the Consolidated Statement of Cash Flows are listed below.

Noncash investing and financing transactions	Year ended Dec. 31,
(in millions)	2011	2010	2009
Transfers from loans to other assets for OREO	$16	$11	$11
Assets of consolidated VIEs	3,419	15,249	-
Liabilities of consolidated VIEs	3,478	13,949	-
Non-controlling interests of consolidated VIEs	29	699	-
Disposition of business	544	-	-
Issuance of common stock for acquisitions	-	-	85